Investment Risks	Jan. 07, 2026
FidelityRealEstateInvestmentPortfolio-AMCIZPRO | Fidelity Real Estate Investment Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityRealEstateInvestmentPortfolio-AMCIZPRO | Fidelity Real Estate Investment Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityRealEstateInvestmentPortfolio-AMCIZPRO | Fidelity Real Estate Investment Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityRealEstateInvestmentPortfolio-AMCIZPRO | Fidelity Real Estate Investment Portfolio | RealEstateIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
FidelityRealEstateInvestmentPortfolio-AMCIZPRO | Fidelity Real Estate Investment Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityRealEstateInvestmentPortfolio-AMCIZPRO | Fidelity Real Estate Investment Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
FidelityRealEstateInvestmentPortfolio-AMCIZPRO | Fidelity Real Estate Investment Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityRealEstateInvestmentPortfolio-AMCIZPRO | Fidelity Real Estate Investment Portfolio | MidCapInvestingMember
Prospectus Line Items
Risk [Text Block]	Mid Cap Investing. The value of securities of medium size, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
Document Type	485BPOS